Equity - Treasury shares (Details)	12 Months Ended
	Dec. 31, 2022 R$ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Mar. 31, 2021 shares	Jan. 06, 2021 shares	Dec. 31, 2020 shares
Equity
Number of treasury shares	1,047,142	1,047,142	605,316			0
Class A
Equity
Number of treasury shares	1,047,142	1,047,142
Average price | (per share)	R$ 106.3	$ 20.4
Repurchase program | Class A
Equity
Number of shares authorized to be repurchased				2,500,000	500,000